Income Taxes - Reconciliation Of Income Taxes (Details) $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)		Jan. 01, 2017 USD ($)	[2]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings before income taxes			$ 81.9	$ 133.1			$ 163.0
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2017 and 2016 — 26.5%)			21.7	35.3			43.2
Manufacturing and processing deduction			(0.1)	(0.1)			(0.1)
Foreign income taxed at different rates			(9.1)	(7.6)			(0.1)
Foreign exchange			3.8	(6.8)			4.8
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties			11.3	3.4			(25.3)
Change in unrecognized tax losses and deductible temporary differences			(44.6)	3.4			2.2
Income tax expense			$ (17.0)	$ 27.6	[1]		$ 24.7	[1]
Statutory income tax rate			26.50%	26.50%		26.50%	26.50%
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings				$ 4.0			$ 8.0
Current tax expense for withholding tax on dividends paid			$ 3.5	6.0
Tax effect of reversal of provisions for tax uncertainties related to transfer pricing matter	$ 45	$ 34.0				$ 45	34.0
Deferred tax assets		$ 35.3	36.7	$ 37.6	[2]		$ 35.3		$ 35.3
U.S. group of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 53.3

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)